UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22961

Alpha Architect ETF Trust
 (Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
 (Address of principal executive offices) (Zip code)

213 Foxcroft Road
Broomall, PA 19008
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

 Alpha Architect ETF Trust

ValueShares U.S. Quantitative Value ETF

ValueShares International Quantitative Value ETF

MomentumShares U.S. Quantitative Momentum ETF

MomentumShares International Quantitative Momentum ETF

Semi-Annual Report

March 31, 2017

ALPHA ARCHITECT ETF TRUST

Tabular Presentation of Schedule of Investments
As of March 31, 2017 (Unaudited)
ValueShares U.S. Quantitative Value ETF

Sector[1]	% Net Assets
Manufacturing	35.1%
Retail Trade	29.4%
Information	7.5%
Administrative and Support and Waste Management and Remediation Services	5.0%
Information Technology	4.9%
Finance and Insurance	4.8%
Consumer Staples	2.9%
Health Care and Social Assistance	2.6%
Accommodation and Food Services	2.5%
Wholesale Trade	2.5%
Professional, Scientific, and Technical Services	2.5%
Other Assets	0.3%
Total	100.0%

Tabular Presentation of Schedule of Investments
As of March 31, 2017 (Unaudited)
ValueShares International Quantitative Value ETF

Sector[1]	% Net Assets
Consumer Discretionary	27.2%
Industrials	19.7%
Materials	9.1%
Automobile & Components	7.0%
Utilities	4.4%
Wholesale Trade	4.3%
Health Care	4.2%
Automobiles	3.6%
Information Technology	2.5%
Consumer Services	2.3%
Construction	2.2%
Arts, Entertainment, and Recreation	2.2%
Software	2.1%
Health Care Providers & Services	2.1%
Machinery	2.1%
Telecommunication Services	2.1%
Electrical Equipment	2.0%
Other Assets	0.9%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Tabular Presentation of Schedule of Investments
As of March 31, 2017 (Unaudited)
MomentumShares U.S. Quantitative Momentum ETF

Sector[1]	% Net Assets
Manufacturing	42.3%
Finance and Insurance	21.4%
Wholesale Trade	8.3%
Mining, Quarrying, and Oil and Gas Extraction	4.2%
Transportation and Warehousing	4.1%
Information Technology	3.8%
Professional, Scientific, and Technical Services	3.7%
Retail Trade	2.1%
Real Estate and Rental and Leasing	2.0%
Management of Companies and Enterprises	2.0%
Construction	2.0%
Information	1.9%
Arts, Entertainment, and Recreation	1.8%
Other Assets	0.4%
Total	100.0%

Tabular Presentation of Schedule of Investments
As of March 31, 2017 (Unaudited)
MomentumShares International Quantitative Momentum ETF

Sector[1]	% Net Assets
Materials	23.3%
Information Technology	17.9%
Financials	13.1%
Consumer Discretionary	11.8%
Industrials	6.4%
Health Care	4.5%
Energy	4.4%
Real Estate	2.5%
Electrical Equipment	2.3%
Beverages	2.3%
Energy Equipment and Services	2.2%
Machinery	2.2%
Consumer Staples	2.1%
Metal Ore Mining	2.0%
Construction	1.8%
Other Assets	1.2%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Advertising, Public Relations, and Related Services - 2.5%
18,424	Omnicom Group, Inc.	$1,588,333
Animal Slaughtering and Processing - 2.5%
25,323	Tyson Foods, Inc.	1,562,682
Clothing Stores - 7.2%
107,454	American Eagle Outfitters, Inc.	1,507,580
64,711	The Gap, Inc.	1,571,830
63,345	Urban Outfitters, Inc. (a)	1,505,077
		4,584,487
Communications Equipment Manufacturing - 5.0%
46,089	Cisco Systems, Inc.	1,557,808
18,678	InterDigital, Inc.	1,611,911
		3,169,719
Computer and Peripheral Equipment Manufacturing - 5.1%
11,280	Apple, Inc. (b)	1,620,485
90,526	HP, Inc.	1,618,605
		3,239,090
Cut and Sew Apparel Manufacturing - 2.5%
17,845	Carter’s, Inc.	1,602,481
Drugs and Druggists’ Sundries Merchant Wholesalers - 2.5%
17,601	AmerisourceBergen Corp.	1,557,689
Electronics and Appliance Stores - 4.9%
34,764	Best Buy Co., Inc.	1,708,650
62,712	GameStop Corp. Class A	1,414,156
		3,122,806
Employment Services - 5.0%
15,657	Manpowergroup, Inc.	1,605,938
32,340	Robert Half International, Inc.	1,579,162
		3,185,100
Food Products - 2.8%
17,284	Sanderson Farms, Inc.	1,794,771
Health and Personal Care Stores - 4.8%
19,347	CVS Health Corp.	1,518,740
23,189	Express Scripts Holding Co. (a)	1,528,387
		3,047,127
Home Furnishings Stores - 5.2%
39,552	Bed Bath & Beyond, Inc.	1,560,722
32,078	Williams-Sonoma, Inc.	1,720,022
		3,280,744

The accompanying notes are an integral part of these financial statements

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
Insurance Carriers - 4.8%
11,904	Aetna, Inc. (b)	$1,518,355
10,824	WellCare Health Plans, Inc. (a)	1,517,633
		3,035,988
Motor Vehicle Body and Trailer Manufacturing - 2.5%
73,370	Gentex Corp.	1,564,982
Motor Vehicle Manufacturing - 2.4%
42,066	General Motors Co.	1,487,454
Motor Vehicle Parts Manufacturing - 4.9%
15,372	Autoliv, Inc.	1,571,941
10,895	Lear Corp.	1,542,514
		3,114,455
Newspaper, Periodical, Book, and Directory Publishers - 5.1%
60,542	TEGNA, Inc.	1,551,086
51,662	Twenty-First Century Fox, Inc.	1,673,332
		3,224,418
Other General Merchandise Stores - 4.9%
30,244	Big Lots, Inc.	1,472,278
22,462	Wal-Mart Stores, Inc.	1,619,061
		3,091,339
Pharmaceutical and Medicine Manufacturing - 4.7%
22,497	Gilead Sciences, Inc.	1,527,996
10,669	United Therapeutics Corp. (a)	1,444,369
		2,972,365
Radio and Television Broadcasting - 2.4%
26,366	AMC Networks, Inc. (a)	1,547,157
Rubber Product Manufacturing - 2.7%
38,663	Cooper Tire & Rubber Co.	1,714,704
Semiconductor and Other Electronic Component Manufacturing - 2.8%
28,857	Cirrus Logic, Inc. (a)	1,751,331
Shoe Stores - 2.4%
20,292	Foot Locker, Inc.	1,518,045
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.6%
25,883	Tupperware Brands Corp.	1,623,382
Software - 2.5%
48,923	CA, Inc.	1,551,838
Specialty (except Psychiatric and Substance Abuse) Hospitals - 2.5%
37,563	HealthSouth Corp.	1,608,072

The accompanying notes are an integral part of these financial statements

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
Traveler Accommodation - 2.5%
19,006	Wyndham Worldwide Corp.	$1,602,016
	TOTAL COMMON STOCKS
	(Cost $62,526,803)	$63,142,575
	TOTAL INVESTMENTS - 99.7%
	(Cost $62,526,803)	$63,142,575
	Other Assets in Excess of Liabilities - 0.3%	213,923
	TOTAL NET ASSETS - 100.0%	$63,356,498

Percentages are stated as a percent of net assets.

(a) Non-income producing securities.
(b) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $207,435.

The accompanying notes are an integral part of these financial statements

ValueShares International Quantitative Value ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 99.1%
Australia - 2.5%
407,101	Qantas Airways Ltd.	$1,209,888
Denmark - 2.6%
15,658	Vestas Wind Systems A/S	1,273,099
France - 9.2%
8,984	Cie Generale des Etablissements Michelin	1,091,157
25,919	Faurecia	1,232,796
60,936	Peugeot SA	1,227,002
11,230	Renault SA	975,548
		4,526,503
Germany - 4.7%
76,334	Deutsche Lufthansa AG	1,237,787
33,311	Evonik Industries AG	1,086,166
		2,323,953
Hong Kong - 4.4%
2,770,787	China Power International Development Ltd.	1,030,377
630,344	China Resources Power Holdings Co., Ltd.	1,137,158
		2,167,535
Japan - 61.1%
60,000	Alfresa Holdings Corp.	1,039,612
27,400	Bridgestone Corp.	1,108,256
59,000	Canon Marketing Japan, Inc.	1,173,322
6,200	Central Japan Railway Co.	1,010,222
41,400	CyberAgent, Inc.	1,225,303
89,700	Daicel Corp.	1,080,461
24,200	Fuji Heavy Industries Ltd.	887,529
475,400	GungHo Online Entertainment, Inc.	1,059,006
97,200	Haseko Corp.	1,051,188
39,300	Hitachi Chemical Co., Ltd.	1,087,254
24,800	Hitachi High-Technologies Corp.	1,010,222
34,100	Japan Airlines Co., Ltd.	1,080,002
142,000	KAJIMA CORP.	926,004
18,700	KAKEN PHARMACEUTICAL CO., LTD.	1,056,526
38,700	KDDI Corp.	1,015,732
79,400	KINDEN Corp.	1,108,305
59,900	Mazda Motor Corp.	862,478
35,900	Namco Bandai Holdings, Inc.	1,073,808
54,700	Nippon Television Holdings, Inc.	941,884
97,700	Nissan Motor Co., Ltd.	942,073

The accompanying notes are an integral part of these financial statements

ValueShares International Quantitative Value ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
Japan (Continued)
103,700	Obayashi Corp.	$969,655
96,500	Panasonic Corp.	1,090,425
7,700	Shimamura Co Ltd .	1,017,399
107,000	Shimizu Corp.	959,184
151,000	Sumitomo Heavy Industries, Ltd.	1,052,510
30,600	SUZUKEN CO., LTD.	1,003,234
141,000	Taisei Corp.	1,027,136
141,000	TOSOH CORP.	1,238,642
42,500	Toyota Boshoku Corp.	986,055
		30,083,427
United Kingdom - 14.6%
174,998	Barratt Developments PLC	1,198,226
23,665	Dialog Semiconductor PLC (a)	1,208,395
210,866	Howden Joinery Group PLC	1,145,807
22,657	InterContinental Hotels Group PLC	1,109,360
46,494	Persimmon PLC	1,219,801
529,907	Taylor Wimpey PLC	1,282,028
		7,163,617
	TOTAL COMMON STOCKS
	(Cost $43,614,577)	$48,748,022
	TOTAL INVESTMENTS - 99.1%
	(Cost $43,614,577)	$48,748,022
	Other Assets in Excess of Liabilities - 0.9%	452,076
	TOTAL NET ASSETS - 100.0%	$49,200,098

Percentages are stated as a percent of net assets.

(a) Non-income producing securities.

The accompanying notes are an integral part of these financial statements

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 99.6%
Aerospace Product and Parts Manufacturing - 1.8%
14,241	KLX, Inc. (a)	$636,573
Architectural and Structural Metals Manufacturing - 1.8%
6,403	LCI Industries	639,019
Basic Chemical Manufacturing - 2.1%
22,278	Olin Corp.	732,278
Building Equipment Contractors - 2.0%
18,870	Quanta Services, Inc. (a)	700,266
Chemical and Allied Products Merchant Wholesalers - 2.0%
22,916	Univar, Inc. (a)	702,605
Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.0%
5,549	United Rentals, Inc. (a)	693,902
Communications Equipment - 1.8%
7,029	InterDigital, Inc.	606,603
Communications Equipment Manufacturing - 1.9%
76,496	Sprint Corp. (a)	663,985
Converted Paper Product Manufacturing - 2.0%
7,560	Packaging Corp of America	692,647
Data Processing, Hosting, and Related Services - 1.9%
6,327	WEX, Inc. (a)	654,845
Depository Credit Intermediation - 17.7%
28,667	Bank of America Corp.	676,254
18,866	Citizens Financial Group, Inc.	651,820
9,871	Comerica, Inc.	676,953
16,724	Great Western Bancorp, Inc.	709,265
14,976	Hancock Holding Co.	682,157
46,386	Regions Financial Corp.	673,989
3,776	SVB Financial Group (a)	702,676
7,986	Texas Capital Bancshares, Inc. (a)	666,432
15,884	Zions Bancorporation	667,128
		6,106,674
Drugs and Druggists’ Sundries Merchant Wholesalers - 2.4%
14,777	Nu Skin Enterprises, Inc. Class A	820,715
Health and Personal Care Stores - 2.1%
2,563	Ulta Salon, Cosmetcs & Fragrance, Inc. (a)	731,044
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 1.9%
8,391	Anixter International, Inc. (a)	665,406
Insurance Carriers - 1.9%
9,911	Lincoln National Corp.	648,675

The accompanying notes are an integral part of these financial statements

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
Iron and Steel Mills and Ferroalloy Manufacturing - 1.9%
19,015	Steel Dynamics, Inc.	$660,961
IT Services - 2.0%
10,047	Computer Sciences Corp.	693,343
Management of Companies and Enterprises - 2.0%
7,621	Cullen/Frost Bankers, Inc.	678,040
Medical Equipment and Supplies Manufacturing - 2.1%
9,661	NuVasive, Inc. (a)	721,483
Metalworking Machinery Manufacturing - 2.1%
18,415	Kennametal, Inc.	722,420
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 2.0%
13,359	WestRock Co.	695,069
Motor Vehicle Body and Trailer Manufacturing - 1.8%
6,378	Thor Industries, Inc.	613,117
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.2%
8,163	Masimo Corp. (a)	761,281
Nonmetallic Mineral Mining and Quarrying - 1.7%
11,945	US Silica Holdings, Inc.	573,241
Oil and Gas Extraction - 2.5%
36,368	Rice Energy, Inc. (a)	861,922
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.3%
20,259	The Chemours Co.	779,971
Pharmaceutical and Medicine Manufacturing - 4.1%
11,612	Clovis Oncology, Inc. (a)	739,336
11,005	Seattle Genetics, Inc. (a)	691,774
		1,431,110
Pipeline Transportation of Crude Oil - 1.9%
18,386	SemGroup Corp.	661,896
Pipeline Transportation of Natural Gas - 2.2%
12,451	Targa Resources Corp.	745,815
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 1.9%
9,966	Trinseo SA (b)	668,719
Scientific Research and Development Services - 3.7%
31,416	Exelixis, Inc. (a)	680,785
8,029	Science Applications International Corp.	597,358
		1,278,143
Securities and Commodity Contracts Intermediation and Brokerage - 1.9%
15,278	Morgan Stanley	654,510

The accompanying notes are an integral part of these financial statements

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
Semiconductor and Other Electronic Component Manufacturing - 14.2%
11,412	Advanced Energy Industries, Inc. (a)	$782,407
49,766	Advanced Micro Devices, Inc. (a)	724,095
19,464	Applied Materials, Inc.	757,150
20,834	Finisar Corp. (a)	569,602
13,925	Inphi Corp. (a)	679,818
10,383	MKS Instruments, Inc.	713,831
6,415	NVIDIA Corp.	698,786
		4,925,689
Spectator Sports - 1.8%
26,370	International Game Technology PLC (b)	624,969
	TOTAL COMMON STOCKS
	(Cost $33,444,844)	$34,446,936
	TOTAL INVESTMENTS - 99.6%
	(Cost $33,444,844)	$34,446,936
	Other Assets in Excess of Liabilities - 0.4%	153,869
	TOTAL NET ASSETS - 100.0%	$34,600,805

Percentages are stated as a percent of net assets.

(a) Non-income producing securities.
(b) Foreign Issue Securities.

The accompanying notes are an integral part of these financial statements

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 98.8%
Australia - 8.4%
53,523	Aristocrat Leisure Ltd.	$734,822
35,703	BHP Billiton Ltd	655,741
71,914	BlueScope Steel Ltd.	673,593
139,209	Fortescue Metals Group Ltd.	662,596
		2,726,752
European Union - 2.2%
38,743	Fevertree Drinks PLC	730,542
Finland - 6.3%
19,105	Konecranes OYJ	678,697
13,410	Orion Oyj	699,126
68,410	Outokumpu OYJ	667,037
		2,044,860
France - 2.4%
4,563	BioMerieux	772,280
Germany - 6.7%
4,098	Adidas AG	779,485
9,437	Covestro AG	726,465
10,130	LANXESS AG	679,635
		2,185,585
Hong Kong - 4.7%
172,878	BOC Hong Kong Holdings Ltd	706,283
1,816,394	Fullshare Holdings Ltd.	804,014
		1,510,297
Italy - 2.2%
27,795	Buzzi Unicem SpA	711,643
Japan - 37.4%
40,100	Advantest Corp.	749,196
9,900	Ain Holdings	667,825
35,900	BROTHER INDUSTRIES, Ltd.	749,731
21,900	EBARA Corp.	715,050
18,600	Furukawa Electric Co Ltd	668,283
30,100	Hitachi Kokusai Electric, Inc.	689,707
20,600	Idemitsu Kosan Co., Ltd.	716,087
16,000	Konami Holdings Co.	679,062
32,600	Mitsubishi Gas Chemical Co, Inc.	677,007
197,000	Mitsui Mining & Smelting Co Ltd	670,646
49,300	Sumco Corp.	821,003
7,000	Tokyo Electron Ltd	764,260
56,000	TonenGeneral Sekiyu KK	701,240
77,000	TOSOH CORP.	676,421
36,600	Yaskawa Electric Corp.	734,433
43,000	Yokogawa Electric Corporation	676,691
67,000	Zeon Corp.	764,906
		12,121,548

The accompanying notes are an integral part of these financial statements

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
Jersey - 4.5%
367,723	boohoo.com plc (a)	$771,704
177,255	Glencore PLC	695,451
		1,467,155
Netherlands - 2.1%
44,918	STMicroelectronics NV	686,195
New Zealand - 1.9%
102,924	Fletcher Building Ltd.	600,287
Norway - 4.3%
100,792	Storebrand ASA	670,288
46,031	Subsea 7 S.A.	711,947
		1,382,235
Sweden - 4.4%
22,991	Boliden AB	685,062
49,530	Sandvik AB	740,132
		1,425,194
United Kingdom - 11.3%
80,400	3i Group PLC	754,993
10,221	ASOS PLC (a)	774,114
85,269	HSBC Holdings PLC	695,378
159,196	JD Sports Fashion PLC	768,505
246,080	Melrose Industries PLC	687,538
		3,680,528
	TOTAL COMMON STOCKS
	(Cost $29,889,656)	$32,045,101
	TOTAL INVESTMENTS - 98.8%
	(Cost $29,889,656)	$32,045,101
	Other Assets in Excess of Liabilities - 1.2%	386,515
	TOTAL NET ASSETS - 100.0%	$32,431,616

Percentages are stated as a percent of net assets.

(a) Non-income producing securities.

The accompanying notes are an integral part of these financial statements

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2017 (UNAUDITED)

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
Assets:
Investments, at value	$63,142,575	$48,748,022
Cash	179,735	140,563
Dividends and interest receivable	75,834	343,250
Total Assets	63,398,144	49,231,835
Liabilities:
Accrued investment advisory fees	41,646	31,737
Total Liabilities	41,646	31,737
Net Assets	$63,356,498	$49,200,098

Net Assets Consist of:
Capital Stock	$69,146,304	$44,632,002
Undistributed Net Investment Income (Loss)	38,226	(10,696)
Undistributed (Accumulated) Net Realized Gain (Loss)	(6,443,804)	(554,653)
Net Unrealized Appreciation (Depreciation) on:
Investments	615,772	4,613,192
Foreign currency	—	520,253
Net assets	$63,356,498	$49,200,098

Calculation of Net Asset Value Per Share:
Net Assets	$63,356,498	$49,200,098
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,500,000	1,750,000
Net Asset Value, Redemption Price and Offering Price per Share	$25.34	$28.11

Cost of Investments	$62,526,803	$43,614,577

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2017 (UNAUDITED)

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF
Assets:
Investments, at value	$34,446,936	$32,045,101
Cash	157,024	254,110
Dividends and interest receivable	18,029	152,961
Total Assets	34,621,989	32,452,172
Liabilities:
Accrued investment advisory fees	21,184	20,556
Total Liabilities	21,184	20,556
Net Assets	$34,600,805	$32,431,616

Net Assets Consist of:
Capital Stock	$32,734,339	$31,228,118
Undistributed Net Investment Income (loss)	(714)	123,158
Undistributed (Accumulated) Net Realized Gain (Loss)	865,088	(1,075,105)
Net Unrealized Appreciation (Depreciation) on:
Investments	1,002,092	1,788,457
Foreign currency	—	366,988
Net assets	$34,600,805	$32,431,616

Calculation of Net Asset Value Per Share:
Net Assets	$34,600,805	$32,431,616
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,350,000	1,300,000
Net Asset Value, Redemption Price and Offering Price per Share	$25.63	$24.95

Cost of Investments	$33,444,844	$29,889,656

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2017 (UNAUDITED)

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $38,892, respectively)	$639,329	$361,109
Total investment income	639,329	361,109

Expenses:
Investment advisory fees	235,084	161,071
Total expenses	235,084	161,071

Net Investment Income	404,245	200,038

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	1,467,235	1,697,456
In-kind redemptions	1,161,450	548,640
Foreign currency	—	(3,992)
	2,628,685	2,242,104
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	2,688,879	4,397,194
Foreign currency	—	(1,065,709)
	2,688,879	3,331,485
Net realized and unrealized gain (loss) on investments	5,317,564	5,573,589
Net increase (decrease) in net assets resulting from operations	$5,721,809	$5,773,627

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2017 (UNAUDITED)

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $24,072, respectively)	$157,700	$258,458
Total investment income	157,700	258,458

Expenses:
Investment advisory fees	105,274	91,165
Total expenses	105,274	91,165

Net Investment Income	52,426	167,293

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(334,241)	(1,830,044)
In-kind redemptions	1,556,220	866,229
Foreign currency	—	(9,073)
	1,221,979	(972,888)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(131,317)	696,599
Foreign currency	—	176,732
	(131,317)	873,331
Net realized and unrealized gain (loss) on investments	1,090,662	(99,557)
Net increase (decrease) in net assets resulting from operations	$1,143,088	$67,736

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	ValueShares U.S. Quantitative Value ETF		ValueShares International Quantitative Value ETF

	Period Ended March 31, 2017	Year Ended September 30, 2016	Period Ended March 31, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$404,245	$688,315	$200,038	$484,147
Net realized gain (loss) on investments	2,628,685	(3,798,770)	2,242,104	(2,182,044)
Change in net unrealized appreciation (depreciation) on investments	2,688,879	3,685,587	3,331,485	4,500,827
Net increase (decrease) in net assets resulting from operations	5,721,809	575,132	5,773,627	2,802,930

Distributions to Shareholders:
Net investment income	(366,019)	(696,488)	(395,360)	(356,084)
Total distributions to shareholders	(366,019)	(696,488)	(395,360)	(356,084)

Capital Share Transactions:
Proceeds from shares sold	17,600,205	41,671,880	11,895,990	18,109,480
Payments for shares redeemed	(15,079,725)	(33,413,115)	(3,828,850)	(3,330,840)
Total increase (decrease) in net assets from net change in capital share transactions	2,520,480	8,258,765	8,067,140	14,778,640
Total increase (decrease) in net assets	7,876,270	8,137,409	13,445,407	17,225,486
Net Assets:
Beginning of period	55,480,228	47,342,819	35,754,691	18,529,205
End of period	$63,356,498	$55,480,228	$49,200,098	$35,754,691
Undistributed Net Investment Income (Loss), End of Period	$38,226	—	(10,696)	$184,626

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,400,000	2,050,000	1,450,000	800,000
Shares sold	700,000	1,850,000	450,000	800,000
Shares reinvested	—	—	—	—
Shares repurchased	(600,000)	(1,500,000)	(150,000)	(150,000)
Shares outstanding, end of period	2,500,000	2,400,000	1,750,000	1,450,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	MomentumShares U.S. Quantitative Momentum ETF		MomentumShares International Quantitative Momentum ETF
	Period Ended March 31, 2017	December 2, 2015 through September 30, 2016	Period Ended March 31, 2017	December 23, 2015 through September 30, 2016
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$52,426	$37,686	$167,293	$89,885
Net realized gain (loss) on investments	1,221,979	(24,072)	(972,888)	(127,807)
Change in net unrealized appreciation (depreciation) on investments	(131,317)	1,133,409	873,331	1,282,114
Net increase (decrease) in net assets resulting from operations	1,143,088	1,147,023	67,736	1,244,192

Distributions to Shareholders:
Net investment income	(54,787)	(36,039)	(44,135)	(64,295)
Return of Capital	—	—	—	(2,452)
Total distributions to shareholders	(54,787)	(36,039)	(44,135)	(66,747)

Capital Share Transactions:
Proceeds from shares sold	24,377,230	27,747,595	23,801,745	18,230,430
Payments for shares redeemed	(14,196,495)	(5,526,810)	(10,801,605)	—
Total increase (decrease) in net assets from net change in capital share transactions	10,180,735	22,220,785	13,000,140	18,230,430
Total increase (decrease) in net assets Net Assets:	11,269,036	23,331,769	13,023,741	19,407,875
Beginning of period	23,331,769	—	19,407,875	—
End of period	$34,600,805	$23,331,769	$32,431,616	$19,407,875
Undistributed Net Investment Income (Loss), End of Period	(714)	$1,647	123,158	—

Changes in Shares Outstanding
Shares outstanding, beginning of period	950,000	—	750,000	—
Shares sold	950,000	1,200,000	1,000,000	750,000
Shares reinvested	—	—	—	—
Shares repurchased	(550,000)	(250,000)	(450,000)	—
Shares outstanding, end of period	1,350,000	950,000	1,300,000	750,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS
MARCH 31, 2017 (UNAUDITED)

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End Period (,000)	Total Expenses[3]	Net Investment Income (Loss)[3]	Portfolio Turnover Rate[4]

ValueShares U.S. Quantitative Value ETF
For the Six Month Ended March 31, 2017 (Unaudited)	$23.12	$0.17	$2.20	$2.37	$(0.15)	$–	$(0.15)	$25.34	10.28%	$63,356	0.79%	1.36%	64%

Year ended September 30, 2016	$23.09	$0.33	$0.03	$0.36	$(0.33)	$–	$(0.33)	$23.12	1.58%	$55,480	0.79%	1.46%	74%

October 22, 2014[5] to September 30, 2015	$25.00	$0.29	$(1.95)	$(1.66)	$(0.25)	$–	$(0.25)	$23.09	(6.72%)	$47,343	0.79%	1.17%	69%

ValueShares International Quantitative Value ETF
For the Six Month Ended March 31, 2017 (Unaudited)	$24.66	$0.13	$3.60	$3.73	$(0.28)	$–	$(0.28)	$28.11	15.24%	$49,200	0.79%	0.98%	39%

Year ended September 30, 2016	$23.16	$0.46	$1.38	$1.84	$(0.34)	$–	$(0.34)	$24.66	8.00%	$35,755	0.79%	1.95%	119%

December 17, 2014[5] to September 30, 2015	$25.00	$0.54	$(1.98)	$(1.44)	$(0.40)	$–	$(0.40)	$23.16	(5.96%)	$18,529	0.79%	2.67%	33%

MomentumShares U.S. Quantitative Momentum ETF
For the Six Month Ended March 31, 2017 (Unaudited)	$24.56	$0.05	$1.07	$1.12	$(0.05)	$–	$(0.05)	$25.63	4.57%	$34,601	0.79%	0.39%	92%

December 2, 2015[5] to September 30, 2016	$25.00	$0.05	$(0.45)	$(0.40)	$(0.04)	$–	$(0.04)	$24.56	(1.58%)	$23,332	0.79%	0.28%	213%

MomentumShares International Quantitative Momentum ETF
For the Six Month Ended March 31, 2017 (Unaudited)	$25.88	$0.17	$(1.06)	$(0.89)	$(0.04)	$–	$(0.04)	$24.95	(3.44%)	$32,432	0.79%	1.45%	81%

December 23, 2015[5,6] to September 30, 2016	$25.00	$0.18	$0.81	$0.99	$(0.11)	$–	$(0.11)	$25.88	3.96%	$19,408	0.79%	0.93%	217%

[1]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
[3]	For periods of less than one year, these ratios are annualized.
[4]	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
[5]	Commencement of operations.
[6]	MomentumShares International Quantitative Momentum ETF paid a return of capital of less than $.005.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Each of ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, and MomentumShares International Quantitative Momentum ETF (individually the “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an Investment Company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of each Fund’s particular index. The underlying index for each Fund is defined below:

Funds	Index
ValueShares U.S. Quantitative Value ETF	Alpha Architect Quantitative Value Index
ValueShares International Quantitative Value ETF	Alpha Architect International Quantitative Value Index
MomentumShares U.S. Quantitative Momentum ETF	Alpha Architect Quantitative Momentum Index
MomentumShares International Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum Index

The Funds began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non- U.S. equity securities or their depository receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non- U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

Shares of the Funds are listed and traded on BATS BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2017, the Funds did not hold any “fair valued” securities.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of March 31, 2017:

ValueShares U.S. Quantitative Value ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$63,142,575	$—	$—	$63,142,575
Total Investments in Securities	$63,142,575	$—	$—	$63,142,575

ValueShares International Quantitative Value ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$48,748,022	$—	$—	$48,748,022
Total Investments in Securities	$48,748,022	$—	$—	$48,748,022

MomentumShares U.S. Quantitative Momentum ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,446,936	$—	$—	$34,446,936
Total Investments in Securities	$34,446,936	$—	$—	$34,446,936

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

MomentumShares International Quantitative Momentum ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$31,343,861	$701,240	$-	$32,045,101
Total Investments in Securities	$31,343,861	$701,240	$-	$32,045,101

*For further detail on each asset class, see the Schedule of Investments.

During the fiscal period ended March 31, 2017, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 3 investments during the period. Transfers between levels are recognized at the end of the reporting period.

B.
Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depository receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.
Foreign  Currency.  Investment  securities  and  other  assets  and  liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “ Change in Net Unrealized Appreciation(Depreciation) – Foreign Currency.”

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Federal Income Taxes. The Funds intend to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2017, the Funds did not have liabilities for any unrecognized tax benefits. The Funds would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2017, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations. The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain  (loss)  on  investments”   and  “Net  increase  (decrease)   in  unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2016, the following table shows the reclassifications made:

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

	Undistributed
	Net	Accumulated
	Investment	Net Realized	Paid in
	(Loss)	Gain (Loss)	Capital

ValueShares U.S. Quantitative Value ETF	$6,017	$(437,786)	$431,769
ValueShares International Quantitative Value ETF	8,767	(6,056)	(2,711)
MomentumShares U.S. Quantitative Momentum ETF	—	(332,819)	332,819
MomentumShares International Momentum ETF	(25,590)	25,590	—

K.
Subsequent Events. In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to March 31, 2017, that materially impacted the amounts or disclosures in the Funds’ financial statements.

On May 3, 2017, the Alpha Architect Value Momentum  Trend ETF was launched  and became  a new series of the Alpha Architect ETF Trust (the “Trust”). The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Alpha Architect Value Momentum Trend Index (the “Index”). The Index is based on a proprietary methodology developed by Empirical Finance, LLC, doing business as Alpha Architect, and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”) and an indirect subsidiary of Alpha Architect. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other exchange-traded funds (“ETFs”), rather than in securities of individual companies.

NOTE 3 -COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (“Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the  Adviser  is  also  responsible   for  arranging   transfer  agency,  custody,  fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.  The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds in exchange for a single unitary management fee. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ValueShares U.S. Quantitative Value ETF	0.79%
ValueShares International Quantitative Value ETF	0.79%
MomentumShares U.S. Quantitative Momentum ETF	0.79%
MomentumShares International Quantitative Momentum ETF	0.79%

On December 21, 2015, a Participation Agreement was executed between Advanced Alpha Architect, L.P. (“Investing Fund”), a limited partnership organized under the laws of the State of Delaware, and the Trust. Alpha Architect, LLC is the General Partner of

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

the Investing Fund and conducts the investment program of the Investing Fund. Each of the Investing Fund and Alpha Architect, LLC is an affiliate of the Adviser.

As of March 31, 2017, Advanced Alpha Architect, L.P. owned shares of the Funds as follows:

	Shares	%
ValueShares U.S. Quantitative Value ETF	99,314	3.97
ValueShares International Quantitative Value ETF	99,297	5.67
MomentumShares U.S. Quantitative Momentum ETF	80,033	5.93
MomentumShares International Quantitative Momentum ETF	66,680	5.13

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2017, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$48,784,223	$37,581,180
ValueShares International Quantitative Value ETF	16,100,573	16,523,351
MomentumShares U.S. Quantitative Momentum ETF	35,331,427	24,840,605
MomentumShares International Quantitative Momentum ETF	30,761,521	18,990,638

For the fiscal period ended March 31, 2017, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$6,290,808	$15,049,341
ValueShares International Quantitative Value ETF	11,863,614	3,797,141
MomentumShares U.S. Quantitative Momentum ETF	13,967,915	14,387,778
MomentumShares International Quantitative Momentum ETF	11,812,418	10,767,666

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments for federal income tax purposes at March 31, 2017 were as follows*:

	ValueShares	ValueShares
	U.S. Quantitative	International Quantitative
	Value ETF	Value ETF
Tax cost of investments	$62,526,803	$43,614,577
Gross unrealized appreciation	3,919,847	6,222,298
Gross unrealized depreciation	(3,304,075)	(1,088,853)
Net unrealized appreciation/(depreciation)	$615,772	$5,133,445

	MomentumShares	MomentumShares
	U.S. Quantitative	International Quantitative
	Momentum ETF	Momentum ETF
Tax cost of investments	$33,444,844	$29,889,656
Gross unrealized appreciation	1,899,312	2,729,479
Gross unrealized depreciation	(897,220)	(574,034)
Net unrealized appreciation/(depreciation)	$1,002,092	$2,155,445

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

As of September 30, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

	ValueShares	ValueShares
	U.S. Quantitative	International Quantitative
	Value ETF	Value ETF
Net unrealized appreciation/(depreciation)	($2,213,633)	$1,711,129
Undistributed ordinary income (loss)		309,201
Undistributed capital gain (loss)	—	—
Total distributable earnings (losses)	—	309,201
Other accumulated earnings (losses)	(8,931,963)	(2,830,501)
Total accumulated earnings (losses)	($11,145,596)	($810,171)

	MomentumShares	MomentumShares
	U.S. Quantitative	International Quantitative
	Momentum ETF	Momentum ETF
Net unrealized appreciation/(depreciation)	$1,132,966	$1,274,902
Undistributed ordinary income	1,647	—
Undistributed capital gain (loss)	—	—
Total distributable earnings	1,647	—
Other accumulated earnings (losses)	(356,448)	(95,005)
Total accumulated earnings (losses)	$778,165	$1,179,897

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At March 31, 2017, the following Funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferral
ValueShares U.S. Quantitative Value ETF	$(4,229,635)
ValueShares International Quantitative Value ETF	(2,098,099)
MomentumShares U.S. Quantitative Momentum ETF	—
MomentumShares International Quantiative Momentum ETF	—

At March 31, 2017, the Funds had the following capital loss carryforwards:

	Amount	Expires
ValueShares U.S. Quantitative Value ETF	$(4,702,328)	Indefinite
ValueShares International Quantitative Value ETF	(607,827)	Indefinite
MomentumShares U.S. Quantitative Momentum ETF	(356,448)	Indefinite
MomentumShares International Quantitative MomentumETF	(95,005)	Indefinite

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2017 and fiscal year ended September 30, 2016 were as follows:

	Period Ended	Fiscal
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016

	Ordinary Income	Ordinary Income
ValueShares U.S. Quantitative Value ETF	$366,019	$696,488
ValueShares International Quantitative Value ETF	395,060	356,084
MomentumShares U.S. Quantitative Momentum ETF	54,787	36,039
MomentumShares International Quantitative Momentum ETF	44,135	64,295

The MomentumShares International Quantitative Momentum ETF paid a return of capital of $2,452 during the period ended September 30, 2016.

NOTE 7 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 11, 2016, the Audit Committee of the Board of Trustees of Alpha Architect ETF Trust (the “Trust”) accepted the appointment of Spicer Jefferies LLP as the Trust’s independent registered public accounting firm to audit the Trust’s financial statements for the year ending September 30, 2017.

The audit reports of Baker Tilly on the financial statements of the Trust for the two most recent fiscal years ended September 30, 2015 and September 30, 2016 did not contain an adverse opinion or disclaimer of opinion, nor was either report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Trust’s two most recent fiscal years and through November 11, 2016, there were no disagreements with Baker Tilly on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Baker Tilly, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports on the Trust’s financial statements for such years.

During the Trust’s two most recent fiscal years and through November 11, 2016, there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended.

The Trust requested that Baker Tilly furnish it with a letter addressed to the Securities and Exchange Commission (“SEC”) stating whether or not it agrees with the above statements. A copy of Baker Tilly’s response was filed as an Exhibit to the Trust’s Form N-SAR with the SEC on May 26, 2017.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2017 (Unaudited)

NOTE 8 – CHANGE IN PRINCIPAL INVESTMENT STRATEGY

Effective February 1, 2017, the Funds changed their principal investment strategy from an “active management” investment approach to a “passive management” (also known as indexing) investment approach designed to track the performance, before fees and expenses, of each Fund’s index. Each index is based on a proprietary methodology developed by Empirical Finance, LLC, doing business as Alpha Architect, and licensed to Empowered Funds, LLC, the Funds’ investment adviser and an indirect subsidiary of Alpha Architect.

NOTE 9 – OTHER INFORMATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price vs. NAV

The following Frequency  Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	ValueShares U.S.		ValueShares International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Period Ended		Fiscal Period Ended
	September 30, 2015		September 30, 2015

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	0	0.00%	13	6.53%
0.75% to 0.999%	3	1.26%	14	7.04%
0.50% to 0.749%	2	0.84%	25	12.56%
0.25% to 0.499%	12	5.04%	44	22.11%
0.00% to 0.249%	151	63.45%	34	17.09%
-0.001% to -0.249%	60	25.21%	28	14.07%
-0.25% to -0.499%	6	2.52%	14	7.04%
-0.50% to -0.749%	3	1.26%	11	5.53%
-0.75% to -0.999%	1	0.42%	3	1.51%
-1.00% or more	0	0.00%	13	6.53%
	238	100.00%	199	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	ValueShares U.S.		ValueShares International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2016		September 30, 2016

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	0	0.00%	34	13.44%
0.75% to 0.999%	3	1.19%	21	8.30%
0.50% to 0.749%	5	1.98%	26	10.28%
0.25% to 0.499%	12	4.74%	31	12.25%
0.00% to 0.249%	95	37.55%	23	9.09%
-0.001% to -0.249%	106	41.90%	29	11.46%
-0.25% to -0.499%	19	7.51%	29	11.46%
-0.50% to -0.749%	6	2.37%	27	10.67%
-0.75% to -0.999%	5	1.98%	12	4.74%
-1.00% or more	2	0.79%	21	8.30%
	253	100.00%	253	100.00%

	MomentumShares U.S.		MomentumShares International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Period Ended		Fiscal Period Ended
	September 30, 2016		September 30, 2016

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	12	5.69%	34	17.35%
0.75% to 0.999%	4	1.90%	14	7.14%
0.50% to 0.749%	13	6.16%	21	10.71%
0.25% to 0.499%	15	7.11%	36	18.37%
0.00% to 0.249%	65	30.81%	25	12.76%
-0.001% to -0.249%	47	22.27%	21	10.71%
-0.25% to -0.499%	23	10.90%	11	5.61%
-0.50% to -0.749%	10	4.74%	7	3.57%
-0.75% to -0.999%	5	2.37%	6	3.06%
-1.00% or more	17	8.06%	21	10.71%
	211	100.00%	196	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	ValueShares U.S.		ValueShares International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Period Ended		Fiscal Period Ended
	March 31, 2017		March 31, 2017

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	0	0.00%	9	7.20%
0.75% to 0.999%	1	0.80%	11	8.80%
0.50% to 0.749%	1	0.80%	18	14.40%
0.25% to 0.499%	8	6.40%	24	19.20%
0.00% to 0.249%	47	37.60%	30	24.00%
-0.001% to -0.249%	57	45.60%	15	12.00%
-0.25% to -0.499%	10	8.00%	12	9.60%
-0.50% to -0.749%	1	0.80%	1	0.80%
-0.75% to -0.999%	0	0.00%	3	2.40%
-1.00% or more	0	0.00%	2	1.60%
	125	100.00%	125	100.00%

	MomentumShares U.S.		MomentumShares International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Period Ended		Fiscal Period Ended
	March 31, 2017		March 31, 2017

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	3	2.40%	5	4.00%
0.75% to 0.999%	1	0.80%	10	8.00%
0.50% to 0.749%	3	2.40%	14	11.20%
0.25% to 0.499%	8	6.40%	27	21.60%
0.00% to 0.249%	44	35.20%	30	24.00%
-0.001% to -0.249%	42	33.60%	14	11.20%
-0.25% to -0.499%	10	8.00%	15	12.00%
-0.50% to -0.749%	5	4.00%	7	5.60%
-0.75% to -0.999%	5	4.00%	2	1.60%
-1.00% or more	4	3.20%	1	0.80%
	125	100.00%	125	100.00%

ALPHA ARCHITECT ETF TRUST

EXPENSE EXAMPLE
March 31, 2017 (Unaudited)

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2016 to March 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period October 1, 2016 to March 31, 2017

ValueShares U.S. Quantitative Value ETF*
Actual	0.79%	$1,000.00	$1,102.80	$4.14
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,020.99	3.98
ValueShares International Value ETF*
Actual	0.79%	$1,000.00	$1,152.40	$4.24
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,020.99	3.98
MomentumShares U.S. Quantitative Momentum ETF *
Actual	0.79%	$1,000.00	$1,045.70	$4.03
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,020.99	3.98
MomentumShares International Quantitative Momentum ETF *
Actual	0.79%	$1,000.00	$965.60	$3.87
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,020.99	3.98

* The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

ALPHA ARCHITECT ETF TRUST

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	100.00%
MomentumShares U.S. Quantitative Momentum ETF	100.00%
MomentumShares International Quantitative Momentum ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2016 was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	0.00%
MomentumShares U.S. Quantitative Momentum ETF	100.00%
MomentumShares International Quantitative Momentum ETF	0.00%

ALPHA ARCHITECT ETF TRUST

Foreign Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2016. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
ValueShares International Quantitative Value ETF	$74,799	$0.0516	100.00%
MomentumShares International Quantitative Momentum ETF	13,349	0.0178	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015) COO, Alpha Architect (Since 2014) Director, Corporate Strategy, Algeco Scotsman (2013 – 2014) Management Consultant, Boston Consulting Group (2010 – 2013)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance and Dornsife Fellow, Drexel University, LeBow College of Business (2003 – present); Faculty Advisor, Dragon Fund, Drexel University, LeBow College of Business (2007 –present); Wilhelm Mueller-Foundation Visiting Professor of Finance, University of Mannheim, Germany (2011 – 2012).	4	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), Atlantic Economic Journal (2014 – 2015) and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present); Member of Bloomberg’s Tradebook Advisory Council (2012 - 2014).	4	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

BOARD REVIEWAND APPROVALOF ADVISORY CONTRACT (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on November 11, 2016 to consider the approval of the Advisory Agreement between the Trust, on behalf of ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, and MomentumShares International Quantitative Momentum ETF (the “Funds”), and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services.  The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. The Board also considered the Adviser’s services in light of Funds’ change from active to passive management.

Performance.  The Board considered the relative performance information for each of the Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Funds.

ValueShares U.S. Quantitative Value ETF:  The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in cheap high-quality U.S. stocks. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the Fund tracks a proprietary index called the Alpha Architect Quantitative Value Index. In addition, the Fund is benchmarked against the S&P 500 Value Index as shown in the Trust’s prospectus. Given the nature of the Fund, the Board was satisfied with the Fund’s performance.

ValueShares International Quantitative Value ETF:  The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in cheap high-quality international stocks. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the Fund tracks a proprietary index called the Alpha Architect International Quantitative Value Index. In addition, the Fund is benchmarked against the MSCI EAFE Value Index as shown in the Trust’s prospectus. Given the nature of the Fund, the Board was satisfied with the Fund’s performance.

MomentumShares U.S. Quantitative Momentum ETF:  The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in high-quality U.S. stocks with positive momentum. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect Quantitative Momentum Index. In addition, the Fund is benchmarked against the S&P 500 Growth Index as shown in the Trust’s prospectus. Given the nature of the Fund, the Board was satisfied with the Fund’s performance.

MomentumShares International Quantitative Momentum ETF:  The Board considered the Adviser’s explanation for the appropriate peer group of the Fund as passively-managed funds with concentrated holdings in high-quality international stocks with positive momentum. Given the narrow focus of the Fund and small number of peers in that space, the Adviser also provided peer group data for actively-managed ETFs and actively-managed mutual funds with similar objectives. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect International Quantitative Momentum Index. In addition, the Fund is benchmarked against the MSCI EAFE Growth Index as shown in the Trust’s prospectus. Given the nature of the Fund, the Board was satisfied with the Fund’s performance.

Comparative Fees and Expenses.  In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the proposed advisory fee and estimated expense ratio for each Fund, the Board also considered the proposed fee and expense ratio versus the fees and expenses charged to other exchange-traded funds.  The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s proposed management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Costs and Profitability.  The Board further considered information regarding the estimated profits to be realized by the Adviser in connection with providing services to the Funds. The Board recognized that, due to the Funds being recently launched, it was difficult to estimate how profitable the Funds would be to the Adviser. The Board, however, reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

Other Benefits.  The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board also noted that the Adviser did not have any affiliates that might benefit from Fund operations.

Economies of Scale.  The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fees for each Fund do not include breakpoints, but concluded that it was premature – as the Funds were recently launched – to meaningfully evaluate potential economies of scale.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the agreement.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY
(Unaudited)

EMPOWERED FUNDS is strongly committed to preserving and safeguarding our clients’ personal financial information. Confidentiality is extremely important to both us and our clients, and we therefore take strict measures to protect the confidentiality and security of our clients’ personal information.

Personal Information
To provide financial planning and investment services, we collect non-public personal information from our clients. The categories of nonpublic personal information collected from a client depend upon the scope of the client engagement. It may include information about the client’s personal finances, information about transactions between the client and third parties, information from custodians, banks, or other financial institutions, information from the client’s other advisors, and information collected from written or verbal communications with the client. We do not disclose any of our clients’ personal information to anyone except as permitted or required by law. We do not disclose any of our clients’ personal information to affiliated or non-affiliated third parties (such as our clients’ other professional and/or service providers) without our clients’ authorization and consent and only for the purpose of providing services on our clients’ behalf. Federal law allows you the right to limit the sharing of your NPI by “opting out” of the following: sharing for affiliates’ everyday business purposes – information about your creditworthiness or sharing with non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing. Please notify us immediately at our address or telephone number if you choose to opt out of these types of sharing.

Security
EMPOWERED FUNDS has instituted certain technical, administrative and physical safeguards through which EMPOWERED FUNDS seeks to protect personal information about current and former clients from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of client information contained in electronic form. Second, administrative procedures are used in order to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information is accessible. Third, physical safeguards have been established to prevent access to client information contained in hard-copy form. As these procedures illustrate, EMPOWERED FUNDS realizes the importance of information confidentiality and security, and emphasizes practices which are aimed at achieving those goals.

Questions
EMPOWERED FUNDS welcomes questions and comments about our Privacy Policy. Please call us at +1.215.882.9983.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
 Broomall, PA 19008

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
 Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
 Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
5251 South Quebec Street
 Greenwood Village, CO 80111

Legal Counsel
Pellegrino, LLC
4 East Cherry Street
 Wenonah, N.J. 08090

ValueShares U.S. Quantitative Value ETF
Symbol – QVAL
 CUSIP – 02072L102

ValueShares International Quantitative Value ETF
Symbol – IVAL
 CUSIP – 02072L201

MomentumShares U.S. Quantitative Momentum ETF
Symbol – QMOM
 CUSIP – 02072L409

MomentumShares International Quantitative Momentum ETF
Symbol – IMOM
 CUSIP – 02072L300

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title /s/  Wesley Gray
                                          Wesley Gray, President, Principal Executive Officer

Date   May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Wesley Gray
                                               Wesley Gray, President, Principal Executive Officer

Date   May 30, 2017

By (Signature and Title)*  /s/  John R. Vogel
                                              John R. Vogel, Chief Financial Officer and Treasurer

Date   May 30, 2017

* Print the name and title of each signing officer under his or her signature.